UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21200

THE DENALI FUND INC.
 (Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Stephen C. Miller
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: October 31

Date of reporting period: July 1, 2011– June 30, 2012

Form N-PX is to be used by a registered management  investment  company,  other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

For Period July 1, 2011 to June 30, 2012
The Denali Fund, Inc.
Proxy Voting 07/01/11 to 06/30/12

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Record Date	Proposal Number	Description of Matter Voted On	Matter Proposed By Issuer or Holder	Vote Cast	Vote	For or Against Management
VENTAS, INC.	VTR	92276F100	7/1/2011	5/13/2011	1
TO APPROVE THE ISSUANCE OF SHARES OF VENTAS COMMON STOCK TO THE STOCKHOLDERS OF NATIONWIDE HEALTH PROPERTIES, INC. ("NHP") IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 27, 2011, BY AND AMONG VENTAS, ITS WHOLLY OWNED SUBSIDIARY, NEEDLES ACQUISITION LLC, AND NHP.
							Issuer	Yes	For	For
2
TO APPROVE AN AMENDMENT TO VENTAS'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF VENTAS CAPITAL STOCK FROM 310,000,000 TO 610,000,000 AND THE NUMBER OF AUTHORIZED SHARES OF VENTSS COMMON STOCK FROM 300,000,000 TO 600,000,000.
							Issuer	Yes	For	For
3
TO APPROVE ANY ADJOURNMENTS OF THE VENTAS SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES FOR THE PROPOSALS TO ISSUE VENTAS COMMON STOCK IN CONNECTION WITH THE MERGER AND THE CHARTER AMENDMENT TO INCREASE THE NUMBER OF AUTHORIZED  SHARES OF VENTAS COMMON STOCK.
							Issuer	Abstain	Abstain	Abstain

The Proctor & Gamble Company	PG	742718109	10/11/2011	8/12/2011	1	Election of directors. Nominees:
					1a	Angela F. Braly	Issuer	Yes	For	For
					1b	Kennith I. Chenault	Issuer	Yes	For	For
					1c	Scott D. Cook	Issuer	Yes	For	For
					1d	Susan Desmond-Hellmann	Issuer	Yes	For	For
					1e	Robert A. McDonald	Issuer	Yes	For	For
					1f	W. James McNerney	Issuer	Yes	For	For
					1g	Jonathan A. Rodgers	Issuer	Yes	For	For
					1h	Margaret C. Whitman	Issuer	Yes	For	For
					1i	Mary Agnes Wilderotter	Issuer	Yes	For	For
					1j	Patricial A. Woertz	Issuer	Yes	For	For
					1k	Ernesto Zedillo	Issuer	Yes	For	For
					2	Ratify the appointment of the independent registered public accounting firm.	Issuer	Yes	For	For
					3	Advisory vote to approve the company's say on pay vote.	Issuer	Yes	For	For
					4	Advisory vote to recommend the frequency of the say on pay vote.	Issuer	Yes	1 yr	For
					5	Amend the company's amended articles of incorporation.	Issuer	Yes	For	For
					6	Shareholder Proposal #1 - cumulative voting.	Holder	Yes	For	Against
					7	Shareholder Proposal #2 - animal testing .	Holder	Yes	Against	For
					8	Shareholder proposal #3 - electioneering contributions.	Holder	Yes	Against	For

Advent/ Claymore Global Conv Sec & In W7		007639305	10/25/2011	9/6/2011	1A	Election of Trustee: Mr. Daniel L. Black	Issuer	Yes	For	For
					1B	Election of Trustee: Mr. Michael A. Smart	Issuer	Yes	For	For
TS&W/CLAYMORE TAX ADVT AUCTN MKT PDF-M7		87280R207	11/23/2011	9/16/2011	1
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION (THE "REORGANIZATION AGREEMENT") BETWEEN THE FUND AND RYDEX SGI MUNICIPAL FUND, A SERIES OF THE SECURITY INCOME FUND ("RYDEX SGI FUND"), ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
							Issuer	Yes	For	For
					2	TO TRANSACT SUCH OTHER BUSINESS AS MANY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.	Issuer	Abstain	Abstain	Abstain
RMR ASIA PAC REAL ESTATE FD COM	RAP	76970B101	12/13/2011	10/24/2011	1
TO APPROVE THE ISSUANCE OF COMMON SHARES OF RMR ASIA PACIFIC REAL ESTATE FUND ("RAP") IN CONNECTION WITH AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF RMR REAL ESTATE INCOME FUND WITH AND INTO RAP.
							Issuer	Yes	For	For
					2	TO APPROVE CHANGES TO THE FUNDAMENTAL INVESTMENT OBJECTIVES AND RESTRICTIONS OF RAP.	Issuer	Yes	For	For
					3	TO APPROVE A NEW INVESTMENT ADVISORY CONTRACT BETWEEN RAP AND RMR ADVISORS, INC.	Issuer	Yes	For	For
					4	Election of Director: John L. Harrington	Issuer	Yes	For	For

F&C/CLAYMORE TOTAL RETURN FUND	FLC	338479108	4/19/2012	1/20/2012	1	Election of directors. Nominees:
						01) Morgan Gust	Issuer	Yes	For	For
						02) Karen H. Hogan	Issuer	Yes	For	For
					2A	REVISE THE FUNDAMENTAL INVESTMENT POLICY RELATING TO CONCENTRATION OF INVESTMENTS IN THE BANKING INDUSTRY.	Issuer	Yes	For	For
					2B	REVISE THE FUNDAMENTAL INVESTMENT POLICY RELATING TO CONCENTRATION OF INVESTMENTS IN THE UTILITIES INDUSTRY.	Issuer	Yes	For	For

PUBLIC SERVICE ENTERPRISE GROUP INC.	PEG	744573106	4/17/2012	2/17/2012	1A	ELECTION OF DIRECTORS: ALBERT R. GAMPER, JR.	Issuer	Yes	For	For
					1B	ELECTION OF DIRECTORS: CONRAD K. HARPER	Issuer	Yes	For	For
					1C	ELECTION OF DIRECTORS: WILLIAM V. HICKEY	Issuer	Yes	For	For
					1D	ELECTION OF DIRECTORS: RALPH IZZO	Issuer	Yes	For	For
					1E	ELECTION OF DIRECTORS: SHIRLEY ANN JACKSON	Issuer	Yes	For	For
					1F	ELECTION OF DIRECTORS: DAVID LILLEY	Issuer	Yes	For	For
					1G	ELECTION OF DIRECTORS: THOMAS A. RENYI	Issuer	Yes	For	For
					1H	ELECTION OF DIRECTORS: HAK CHEOL SHIN	Issuer	Yes	For	For
					1I	ELECTION OF DIRECTORS: RICHARD J. SWIFT	Issuer	Yes	For	For
					1J	ELECTION OF DIRECTORS: SUSAN TOMASKY	Issuer	Yes	For	For
					2	ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
					3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR THE YEAR 2012.	Issuer	Yes	For	For

PIMCO CORPORATE & INCOME OPP FD-PREF W		72201B408	4/23/2012	2/17/2012	1	Election of directors. Nominees:
						1) JOHN C. MANEY	Issuer	Yes	For	For
						2) DEBORAH A. ZOULLAS	Issuer	Yes	For	For

LINN ENERGY, LLC	LINE	536020100	4/24/2012	3/1/2012	1	Election of directors. Nominees:
						1) GEORGE A. ALCORN	Issuer	Yes	For	For
						2) MARK E. ELLIS	Issuer	Yes	For	For
						3) TERRENCE S. JACOBS	Issuer	Yes	For	For
						4) MICHAEL C. LINN	Issuer	Yes	For	For
						5) JOSEPH P. MCCOY	Issuer	Yes	For	For
						6) JEFFREY C. SWOVELAND	Issuer	Yes	For	For
					2	RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	Issuer	Yes	For	For

COHEN & STEERS INFRASTRUCTURE FUND, INC	UTF	19248A109	4/26/2012	2/21/2012	1	Election of directors. Nominees:
						1) GEORGE GROSSMAN	Issuer	Yes	For	For
						2) ROBERT H. STEERS	Issuer	Yes	For	For
						3) C. EDWARD WARD JR.	Issuer	Yes	For	For

JOHNSON & JOHNSON	JNJ	478160104	4/26/2012	2/28/2012	1	Election of directors. Nominees:
						1a. ELECTION OF DIRECTOR: MARY SUE COLEMAN	Issuer	Yes	For	For
						1b. ELECTION OF DIRECTOR: JAMES G. CULLEN	Issuer	Yes	For	For
						1c. ELECTION OF DIRECTOR: IAN E.L. DAVIS	Issuer	Yes	For	For
						1d. ELECTION OF DIRECTOR: ALEX GORSKY	Issuer	Yes	For	For
						1e. ELECTION OF DIRECTOR: MICHAEL M.E. JOHNS	Issuer	Yes	For	For
						1f. ELECTION OF DIRECTOR: SUSAN L. LINDQUIST	Issuer	Yes	For	For
						1g. ELECTION OF DIRECTOR: ANNE M. MULCAHY	Issuer	Yes	For	For
						1h. ELECTION OF DIRECTOR: LEO F. MULLIN	Issuer	Yes	For	For
						1i. ELECTION OF DIRECTOR: WILLIAM D. PEREZ	Issuer	Yes	For	For
						1j. ELECTION OF DIRECTOR: CHARLES PRINCE	Issuer	Yes	For	For
						1k. ELECTION OF DIRECTOR: DAVID SATCHER	Issuer	Yes	For	For
						1l. ELECTION OF DIRECTOR: WILLIAM C. WELDON	Issuer	Yes	For	For
						1m. ELECTION OF DIRECTOR: RONALD A. WILLIAMS	Issuer	Yes	For	For
					2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Issuer	Yes	For	For
					3	APPROVAL OF THE COMPANY'S 2012 LONG-TERM INCENTIVE PLAN	Issuer	Yes	For	For
					4	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012	Issuer	Yes	For	For
					5	SHAREHOLDER PROPOSAL ON INDEPENDENT BOARD CHAIRMAN	Holder	Yes	Against	For
					6	SHAREHOLDER PROPOSAL ON BINDING VOTE ON POLITICAL CONTRIBUTIONS	Holder	Yes	Against	For
					7	SHAREHOLDER PROPOSAL ON ADOPTING NON-ANIMAL METHODS FOR TRAINING	Holder	Yes	Against	For

RMR Real Estate Fund	RIF	76970B101	4/10/2012	2/16/2012	2	To elect one Class II Trustee: Jeffrey P. Somers	Issuer	No	N/A	N/A

SCANA CORPORATION	SCG	80589M102	5/3/2012	3/5/2012	1	Election of directors. Nominees:
						1) JAMES A. BENNETT	Issuer	Yes	For	For
						2) LYNNE M. MILLER	Issuer	Yes	For	For
						3) JAMES W. ROQUEMORE	Issuer	Yes	For	For
						4) MACEO K. SLOAN	Issuer	Yes	For	For
					2	APPROVAL OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
					3	SHAREHOLDER PROPOSAL REGARDING REPEAL OF THE CLASSIFICATION OF THE BOARD OF DIRECTORS.	Holder	Yes	For	Against

Berkshire Hathaway Inc. Class A	BRK/A	084670108	5/5/2012	3/7/2012	1	Election of directors. Nominees:
						1) WARREN E. BUFFETT	Issuer	Yes	For	For
						2) CHARLES T. MUNGER	Issuer	Yes	For	For
						3) HOWARD G. BUFFETT	Issuer	Yes	For	For
						4) STEPHEN B. BURKE	Issuer	Yes	For	For
						5) SUSAN L. DECKER	Issuer	Yes	For	For
						6) WILLIAM H. GATES III	Issuer	Yes	For	For
						7) DAVID S. GOTTESMAN	Issuer	Yes	For	For
						8) CHARLOTTE GUYMAN	Issuer	Yes	For	For
						9) DONALD R. KEOUGH	Issuer	Yes	For	For
						10) THOMAS S. MURPHY	Issuer	Yes	For	For
						11) RONALD L. OLSON	Issuer	Yes	For	For
						12) WALTER SCOTT, JR.	Issuer	Yes	For	For
					2	SHAREHOLDER PROPOSAL REGARDING SUCCESSION PLANNING.	Holder	Yes	Against	For

LINN ENERGY, LLC	LINE	536020100	4/24/2012	3/1/2012	1	Election of directors. Nominees:
						1) GEORGE A. ALCORN	Issuer	Yes	For	For
						2) MARK E. ELLIS	Issuer	Yes	For	For
						3) TERRENCE S. JACOBS	Issuer	Yes	For	For
						4) MICHAEL C. LINN	Issuer	Yes	For	For
						5) JOSEPH P. MCCOY	Issuer	Yes	For	For
						6) JEFFREY C. SWOVELAND	Issuer	Yes	For	For
					2	RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	Issuer	Yes	For	For

3M COMPANY	MMM	88579Y101	5/8/2012	3/9/2012	1	Election of directors. Nominees:
						1A. ELECTION OF DIRECTOR: LINDA G. ALVARADO	Issuer	Yes	For	For
						1B. ELECTION OF DIRECTOR: VANCE D. COFFMAN	Issuer	Yes	For	For
						1C. ELECTION OF DIRECTOR: MICHAEL L. ESKEW	Issuer	Yes	For	For
						1D. ELECTION OF DIRECTOR: W. JAMES FARRELL	Issuer	Yes	For	For
						1E. ELECTION OF DIRECTOR: HERBERT L. HENKEL	Issuer	Yes	For	For
						1F. ELECTION OF DIRECTOR: EDWARD M. LIDDY	Issuer	Yes	For	For
						1G. ELECTION OF DIRECTOR: ROBERT S. MORRISON	Issuer	Yes	For	For
						1H. ELECTION OF DIRECTOR: AULANA L. PETERS	Issuer	Yes	For	For
						1I. ELECTION OF DIRECTOR: INGE G. THULIN	Issuer	Yes	For	For
						1J. ELECTION OF DIRECTOR: ROBERT J. ULRICH	Issuer	Yes	For	For
					2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
					3	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
					4	TO APPROVE THE 2012 AMENDED AND RESTATED GENERAL EMPLOYEES STOCK PURCHASE PLAN.	Issuer	Yes	For	For
					5	TO APPROVE THE AMENDED 2008 LONG-TERM INCENTIVE PLAN.	Issuer	Yes	For	For
					6	STOCKHOLDER PROPOSAL ON LOBBYING.	Holder	Yes	Against	For
					7	STOCKHOLDER PROPOSAL TO PROHIBIT POLITICAL SPENDING FROM CORPORATE TREASURY FUNDS.	Holder	Yes	Against	For
					8	STOCKHOLDER PROPOSAL ON INDEPENDENT BOARD CHAIRMAN.	Holder	Yes	Against	For

GABELLI DIVIDEND & INCOME TRUST-PFD C		36242H401	5/14/2012	3/19/2012	1	Election of directors. Nominees:
						1) JAMES P. CONN	Issuer	Yes	For	For
						2) SALVATORE M. SALIBELLO	Issuer	Yes	For	For
						3) EDWARD T. TOKAR	Issuer	Yes	For	For

ALTRIA GROUP, INC.	MO	02209S103	5/17/2012	3/26/2012	1	Election of directors. Nominees:
						1A. ELECTION OF DIRECTOR: ELIZABETH E. BAILEY	Issuer	Yes	For	For
						1B. ELECTION OF DIRECTOR: GERALD L. BALILES	Issuer	Yes	For	For
						1C. ELECTION OF DIRECTOR: MARTIN J. BARRINGTON	Issuer	Yes	For	For
						1D. ELECTION OF DIRECTOR: JOHN T. CASTEEN III	Issuer	Yes	For	For
						1E. ELECTION OF DIRECTOR: DINYAR S. DEVITRE	Issuer	Yes	For	For
						1F. ELECTION OF DIRECTOR: THOMAS F. FARRELL II	Issuer	Yes	For	For
						1G. ELECTION OF DIRECTOR: THOMAS W. JONES	Issuer	Yes	For	For
						1H. ELECTION OF DIRECTOR: W. LEO KIELY III	Issuer	Yes	For	For
						1I. ELECTION OF DIRECTOR: KATHRYN B. MCQUADE	Issuer	Yes	For	For
						1J. ELECTION OF DIRECTOR: GEORGE MUNOZ	Issuer	Yes	For	For
						1K. ELECTION OF DIRECTOR: NABIL Y. SAKKAB	Issuer	Yes	For	For
					2	RATIFICATION OF THE SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
					3	ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS	Issuer	Yes	For	For
					4	SHAREHOLDER PROPOSAL - DISCLOSURE OF LOBBYING POLICIES AND PRACTICES	Holder	Yes	Against	For

VENTAS, INC.	VTR	92276F100	5/17/2012	3/20/2012	1	Election of directors. Nominees:
						1A. ELECTION OF DIRECTOR: DEBRA A. CAFARO	Issuer	Yes	For	For
						1B. ELECTION OF DIRECTOR: DOUGLAS CROCKER II	Issuer	Yes	For	For
						1C. ELECTION OF DIRECTOR: RONALD G. GEARY	Issuer	Yes	For	For
						1D. ELECTION OF DIRECTOR: JAY M. GELLERT	Issuer	Yes	For	For
						1E. ELECTION OF DIRECTOR: RICHARD I. GILCHRIST	Issuer	Yes	For	For
						1F. ELECTION OF DIRECTOR: MATTHEW J. LUSTIG	Issuer	Yes	For	For
						1G. ELECTION OF DIRECTOR: DOUGLAS M. PASQUALE	Issuer	Yes	For	For
						1H. ELECTION OF DIRECTOR: ROBERT D. REED	Issuer	Yes	For	For
						1I. ELECTION OF DIRECTOR: SHELI Z. ROSENBERG	Issuer	Yes	For	For
						1J. ELECTION OF DIRECTOR: GLENN J. RUFRANO	Issuer	Yes	For	For
						1K. ELECTION OF DIRECTOR: JAMES D. SHELTON	Issuer	Yes	For	For
					2	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2012.	Issuer	Yes	For	For
					3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
					4	ADOPTION OF THE VENTAS, INC. 2012 INCENTIVE PLAN.	Issuer	Yes	For	For

TRANSOCEAN, LTD.	RIG	H8817H100	5/18/2012	3/21/2012	1
APPROVAL OF THE 2011 ANNUAL REPORT, INCLUDING THE CONSOLIDATED FINANCIAL STATEMENTS OF TRANSOCEAN LTD. FOR FISCAL YEAR 2011 AND THE STATUTORY FINANCIAL STATEMENTS OF TRANSOCEAN LTD. FOR FISCAL YEAR 2011.
							Issuer	Yes	For	For
					2	APPROPRIATION OF AVAILABLE EARNINGS FOR FISCAL YEAR 2011.	Issuer	Yes	For	For
					3A.	ELECTION OF CLASS I DIRECTOR FOR THREE-YEAR TERM: GLYN BARKER	Issuer	Yes	For	For
					3B.	ELECTION OF CLASS I DIRECTOR FOR THREE-YEAR TERM: VANESSA C.L. CHANG	Issuer	Yes	For	For
					3C.	ELECTION OF CLASS I DIRECTOR FOR THREE-YEAR TERM: CHAD DEATON	Issuer	Yes	For	For
					3D.	REELECTION OF CLASS I DIRECTOR FOR THREE-YEAR TERM: EDWARD R. MULLER	Issuer	Yes	For	For
					3E.	REELECTION OF CLASS I DIRECTOR FOR THREE-YEAR TERM: TAN EK KIA	Issuer	Yes	For	For
4
APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2012 AND REELECTION OF ERNST & YOUNG LTD., ZURICH, AS THE COMPANY'S AUDITOR FOR A FURTHER ONE-YEAR TERM.
							Issuer	Yes	For	For
					5	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	Yes	For	For

LTC PROPERTIES, INC.	LTC	502175102	5/22/2012	4/9/2012	1	Election of directors. Nominees:
						1) ANDRE C. DIMITRIADIS	Issuer	Yes	For	For
						2) BOYD W. HENDRICKSON	Issuer	Yes	For	For
						3) EDMUND C. KING	Issuer	Yes	For	For
						4) DEVRA G. SHAPIRO	Issuer	Yes	For	For
						5) WENDY L. SIMPSON	Issuer	Yes	For	For
						6) TIMOTHY J. TRICHE, M.D.	Issuer	Yes	For	For
					2	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
					3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Issuer	Yes	For	For
					4	AMENDMENT TO CHARTER TO INCREASE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.	Issuer	Yes	For	For

DIAMOND OFFSHORE DRILLING, INC.	DO	25271C102	5/22/2012	3/26/2012	1	Election of directors. Nominees:
						1A. ELECTION OF DIRECTOR: JAMES S. TISCH	Issuer	Yes	For	For
						1B. ELECTION OF DIRECTOR: LAWRENCE R. DICKERSON	Issuer	Yes	For	For
						1C. ELECTION OF DIRECTOR: JOHN R. BOLTON	Issuer	Yes	For	For
						1D. ELECTION OF DIRECTOR: CHARLES L. FABRIKANT	Issuer	Yes	For	For
						1E. ELECTION OF DIRECTOR: PAUL G. GAFFNEY II	Issuer	Yes	For	For
						1F. ELECTION OF DIRECTOR: EDWARD GREBOW	Issuer	Yes	For	For
						1G. ELECTION OF DIRECTOR: HERBERT C. HOFMANN	Issuer	Yes	For	For
						1H. ELECTION OF DIRECTOR: CLIFFORD M. SOBEL	Issuer	Yes	For	For
						1I. ELECTION OF DIRECTOR: ANDREW H. TISCH	Issuer	Yes	For	For
						1J. ELECTION OF DIRECTOR: RAYMOND S. TROUBH	Issuer	Yes	For	For
					2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR FISCAL YEAR 2012.	Issuer	Yes	For	For
					3	TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
					4	TO APPROVE THE COMPANY'S AMENDED AND RESTATED INCENTIVE COMPENSATION PLAN FOR EXECUTIVE OFFICERS.	Issuer	Yes	For	For

WESTERN ASSET PREMIER BOND FUND-PRF A		957664204	5/30/2012	4/18/2012	1	Election of directors. Nominees:
						1) RONALD J. ARNAULT	Issuer	Yes	For	For
						2) ANITA L. DEFRANTZ	Issuer	Yes	For	For
						3) AVEDICK B. POLADIAN	Issuer	Yes	For	For
						4) WILLIAM E.B. SIART	Issuer	Yes	For	For
						5) J. MILLER STUDENMUND	Issuer	Yes	For	For
						6) R. JAY GERKEN	Issuer	Yes	For	For
						7) RONALD L. OLSON	Issuer	Yes	For	For

FREEPORT-MCMORAN COPPER & GOLD INC.	FCX	35671D857	6/14/2012	4/18/2012	1	Election of directors. Nominees:
						1) RICHARD C. ADKERSON	Issuer	Yes	For	For
						2) ROBERT J. ALLISON, JR.	Issuer	Yes	For	For
						3) ROBERT A. DAY	Issuer	Yes	For	For
						4) GERALD J. FORD	Issuer	Yes	For	For
						5) H. DEVON GRAHAM, JR.	Issuer	Yes	For	For
						6) CHARLES C. KRULAK	Issuer	Yes	For	For
						7) BOBBY LEE LACKEY	Issuer	Yes	For	For
						8) JON C. MADONNA	Issuer	Yes	For	For
						9) DUSTAN E. MCCOY	Issuer	Yes	For	For
						10) JAMES R. MOFFETT	Issuer	Yes	For	For
						11) B. M. RANKIN, JR.	Issuer	Yes	For	For
						12) STEPHEN H. SIEGELE	Issuer	Yes	For	For
					2	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Issuer	Yes	For	For
					3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
					4	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TO BE RECOMMENDED FOR ELECTION TO THE BOARD OF DIRECTORS.	Holder	Yes	Against	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 30, 2012